SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Narrative) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplementary Consolidated Balance Sheets Information Narrative Details
Interest expenses	$ 195	$ 395